SCHEDULE OF CASH AND CASH EQUIVALENTS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Cash at banks		$ 514,490		$ 1,971,872
Cash on hand		398		601
Short-term fixed deposits		4,455,479		7,022,594
Cash and cash equivalents	$ 3,638,096	4,970,367		8,995,067
Less: Fixed deposits with maturities over 3 months		(273,320)		(2,770,880)
Cash and cash equivalents on consolidated statements of cash flows	$ 3,438,038	$ 4,697,047	$ 4,555,839	$ 6,224,187	$ 1,579,718	$ 2,512,768